Subsequent Events	3 Months Ended
Mar. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
8.	Subsequent Events

Of the two vessels held for sale as of March 31, 2016, the Ardmore Capella was delivered and sold to the purchaser on April 28, 2016 and the Ardmore Calypso is scheduled to be delivered and be sold to the purchaser on May 9, 2016. The aggregate sales price for the two vessels is $38.5m.